Basis of Preparation and Presentation - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Nov. 08, 2017
Basis Of Preparation And Presentation [Abstract]
Description of reason why using different reporting date	The Company changed its fiscal year end from September 30 to December 31, effective 2016, so the comparative period is the fifteen-month period from October 1, 2015 to December 31, 2016. The Company changed its year end in order to align it with the Joint Venture (as defined in Note 5) for reporting and planning purposes as well as to bring its financial reporting timetable in line with the other companies in the industry.
Share consolidation, number of outstanding common shares for each new common share		5
Date of consolidated financial statements approved for issuance	Mar. 28, 2018